Customer and Supplier Concentrations	12 Months Ended
Jun. 30, 2025
Customer and Supplier Concentrations [Abstract]
CUSTOMER AND SUPPLIER CONCENTRATIONS

NOTE 20 — CUSTOMER AND SUPPLIER CONCENTRATIONS

Significant customers and suppliers are those that account for greater than 10% of the Company’s revenues and purchases.

The Company sold a substantial portion of its products to one customer who accounted for approximately 18.20% of total sales during the fiscal year ended June 30, 2025. As of June 30, 2025, the receivable due from this customer was $4,876,568, representing 51.32% of total accounts receivable. Other significant concentration of accounts receivable included another customer, who accounted for approximately 16.72% of total accounts receivable for the fiscal year ended June 30, 2025.

The Company sold a substantial portion of its products to two customers who accounted for approximately 40.65% and 10.08%, respectively, of total sales during the fiscal year ended June 30, 2024. As of June 30, 2024, the receivable due from these customers was $4,999,459 and $0, respectively, representing 54.50% of total accounts receivable. Other significant concentration of accounts receivable included two other customers, who accounted for an aggregate of 35.84% of total accounts receivable for the fiscal year ended June 30, 2024.

The Company sold a substantial portion of its products to one customer who accounted for approximately 37.02% of total sales during the fiscal year ended June 30, 2023. As of June 30, 2023, the receivable due from this customer was $891,784, representing 17.92% of total accounts receivable. Other significant concentration of accounts receivable included another customer, who accounted for approximately 80.35% of total accounts receivable for the fiscal year ended June 30, 2023.

The loss of the significant customer or the failure to attract new customers could have a material adverse effect on the Company’s business, consolidated results of operations and financial condition.

The Company purchased a substantial portion of raw materials from four suppliers who accounted for an aggregate of 55.57% of its total purchases during fiscal year 2025. As of June 30, 2025, the payable due to these suppliers was $3,369,671, representing 46.72% of total accounts payable. Beside the significant suppliers, there were payables due to another supplier that accounted for of 35.35% of total accounts payable as of June 30, 2025.

The Company purchased a substantial portion of raw materials from three suppliers who accounted for an aggregate of 41.45% of its total purchases during the fiscal year ended June 30, 2024. As of June 30, 2024, there were no payable due to these suppliers being included in accounts payable. Other significant concentration of accounts payable included three other suppliers, who accounted for an aggregate of 77.21% of total accounts payable for the fiscal year ended June 30, 2024.

The Company purchased a substantial portion of raw materials from three suppliers who accounted for an aggregate of 55.30% of its total purchases during fiscal year 2023. As of June 30, 2023, there is no payable due to these suppliers. Beside the significant suppliers, there were payables due to another three suppliers that accounted for an aggregate of 68.46% of total accounts payable as of June 30, 2023.